Note 13 - Collaboration, Licensing and Research Funding Agreements (Details Textual) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2021 EUR (€)	Oct. 31, 2014 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 USD ($)	Aug. 17, 2022 USD ($)	Sep. 30, 2020 USD ($)	Mar. 18, 2020
Term Sheet With Lee [Member]
Proceeds for Payments to Develop Product				$ 1.0
Financing of Product, Percent of Financing That Must be Repaid to Discontinue Revenue Sharing										125.00%
Financing of Product, Percent of Revenue Shared With Financer										50.00%
Term Sheet With Lee [Member] | Other Liabilities [Member]
Contractual Obligation, Total							$ 3.8
A&R License Agreement With Lee [Member]
Proceeds for Payments to Develop Product			$ 1.0
Maximum Amount May be Received for Potential Milestone Payments								$ 78.9
Johnson and Johnson - License Agreement [Member]
Potential License Fee Payable					$ 2.5
Payment of License Cost Subject to Regulatory Approval					$ 1.0
Percent of Cash Upfront and Milestone Fees Payable to Esteve					10.00%
Maximum Aggregate Cash Upfront and Milestone Fees Payable to Esteve					$ 20.0
Universita Degli Studi Do Miano-Biocca [Member]
Payment of License Cost for New Compounds Modulating | €						€ 100,000
Payment of License Cost Upon Obtaining Marketing Authorization | €						€ 1,500,000
Agreement for Scientific Collaboration, or the New SERCA2a Agreement, with Bicocca [Member]
Payment of License Cost for Research Activities and to Cover Laboratory Space and Operation Costs | €	€ 200,000
Payment of License Cost for Execution of an Assignment | €	25,000
Payment of License Cost for New Compounds Developed | €	75,000
Payment of License Cost upon Obtaining Marketing Authorization in the U.S., EU, or China of New Compounds | €	€ 1,500,000
Battelle Applies [Member]
Maximum Royalty Paid on Completion of Activities Under the Agreement		$ 25.0		$ 35.0
Lee’s Pharmaceutical Holdings Limited [Member] | AEROSURF Funding Term Sheet [Member]
Nonrefundable Payments, Maximum Financing to Be Received Under Special Circumstances									$ 2.8